U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.	Name and address of issuer:	GMO Trust
40 Rowes Wharf
Boston, MA 02110

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ ]

GMO Alpha Only Fund
GMO Benchmark-Free Allocation Fund
GMO Core Plus Bond Fund
GMO Currency Hedged International
Bond Fund
GMO Currency Hedged International Equity Fund
GMO Developed World Stock Fund
GMO Domestic Bond Fund
GMO Emerging Countries Fund
GMO Emerging Country Debt Fund
GMO Emerging Country Debt Share Fund
GMO Emerging Markets Fund
GMO Emerging Markets Quality Fund
GMO Foreign Fund
GMO Foreign Small Companies Fund
GMO Global Balanced Asset Allocation Fund
GMO Global Bond Fund
GMO Global Growth Fund
GMO Global (U.S.+) Equity Allocation Fund
GMO Growth Fund
GMO Inflation Indexed Bond Fund
GMO Inflation Indexed Plus Bond Fund
GMO International Bond Fund
GMO International Core Equity Fund
GMO International Disciplined Equity Fund
GMO International Equity Allocation Fund
GMO International Growth Fund
GMO International Growth Equity Fund
GMO International Intrinsic Value Fund

GMO International Opportunities Equity Allocation Fund
GMO International Small Companies Fund
GMO Intrinsic Value Fund
GMO Real Estate Fund
GMO Short-Duration Collateral Share Fund
GMO Short-Duration Investment Fund
GMO Small/Mid Cap Growth Fund
GMO Small/Mid Cap Value Fund
GMO Strategic Opportunities Allocation Fund
GMO Strategic Fixed Income Fund
GMO Tax-Managed International Equities Fund
GMO Tax-Managed Small/Mid Cap Fund
GMO Tax-Managed U.S. Equities Fund
GMO Tobacco-Free Core Fund
GMO U.S. Core Fund
GMO U.S. Core Equity Fund
GMO U.S. Equity Allocation Fund
GMO U.S. Growth Fund
GMO U.S. Intrinsic Value Fund
GMO U.S. Quality Equity Fund
GMO U.S. Small/Mid Cap Growth Fund
GMO U.S. Small/Mid Cap Value Fund
GMO U.S. Value Fund
GMO Value Fund
GMO World Opportunities Equity Allocation Fund

3.	Investment Company Act File Number: 811-4347

	Securities Act File Number: 2-98772

4(a)	Last day of fiscal year for which this Form is filed: February 28, 2007
4(b)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
4(c)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section 24(f):	$38,969,673,690

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$27,847,662,478

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)]:	$27,847,662,478

	(v)	Net sales -- if item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)	$11,122,011,212
		from Item 5(i)]:
	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$0

less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	0.0000307000

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter “0” if no fee is due):	= 341,445.74

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due -- if this Form is being filed more than 90 days after the
	end of the issuer’s fiscal year (see Instruction D):		+ $0.00

8.	Total of the amount of the registration fee due plus any interest due
	[Item 5(viii) plus Item 7]:		= $341,445.74

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 05/24/2007 CIK: 772129

Method of Delivery:

[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/Brent C. Arvidson

Brent C. Arvidson
Assistant Treasurer
Date:	May 24, 2007
*Please print the name and title of the signing officer below the signature.